Morgan, Lewis & Bockius llp 2020 K Street, NW Washington, District of Columbia 20006-1806 Tel. 202.373.6000 Fax: 202.373.6001 www.morganlewis.com

Magda El Guindi-Rosenbaum

+1.202.373.6091

mer@morganlewis.com

VIA EDGAR

June 19, 2015

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AdvisorShares Trust File Nos. 333-157876 and 811-22110

Ladies and Gentlemen:

On behalf of AdvisorShares Trust (the “Trust”), we are filing, pursuant to the Securities Exchange Act of 1934 and the Investment Company Act of 1940, a preliminary proxy statement on Schedule 14A, including a notice of special meeting of shareholders of the AdvisorShares TrimTabs Float Shrink ETF (the “Fund”) and a form of proxy card.

The special meeting is being called for the purpose of (i) approving an investment sub-advisory agreement between AdvisorShares Investments, LLC (the “Adviser”) and TrimTabs Asset Management, LLC on behalf of the Fund and (ii) implementing a manager of managers arrangement for the Fund that will permit the Adviser, in its capacity as the Trust’s investment adviser and subject to prior approval by the Trust’s Board of Trustees, to enter into and materially amend agreements with unaffiliated sub-advisers without obtaining the approval of the Fund’s shareholders.

Please contact me at (202) 373-6091 with questions or comments.

Sincerely,

/s/ Magda El Guindi-Rosenbaum

Magda El Guindi-Rosenbaum

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